Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 24, 2021
Registrant Name	ABERDEEN FUNDS
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 24, 2021
Document Effective Date	Aug. 24, 2021
Prospectus Date	Aug. 24, 2021
Aberdeen International Sustainable Leaders Fund | Institutional Class
Prospectus:
Trading Symbol	BJBIX
Aberdeen International Sustainable Leaders Fund | Class A
Prospectus:
Trading Symbol	JIEIX
Aberdeen Global Equity Impact Fund | Institutional Class
Prospectus:
Trading Symbol	JETAX
Aberdeen Global Equity Impact Fund | Class A
Prospectus:
Trading Symbol	JETIX
Aberdeen Global High Income Fund | Institutional Class
Prospectus:
Trading Symbol	BJBHX
Aberdeen Global High Income Fund | Class A
Prospectus:
Trading Symbol	JHYIX